Quarterly Holdings Report
for

Fidelity® Growth Strategies Fund

August 31, 2021

FEG-QTLY-1021
1.805759.117

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.9%
Entertainment - 0.8%
Electronic Arts, Inc.	60,000	$8,713
Take-Two Interactive Software, Inc. (a)	140,600	22,668
		31,381
Interactive Media & Services - 1.1%
Match Group, Inc. (a)	288,400	39,638

TOTAL COMMUNICATION SERVICES		71,019

CONSUMER DISCRETIONARY - 11.7%
Distributors - 1.5%
LKQ Corp. (a)	16,149	851
Pool Corp.	110,000	54,373
		55,224
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	1,800	233
Hotels, Restaurants & Leisure - 1.6%
Churchill Downs, Inc.	140,000	29,470
Domino's Pizza, Inc.	55,900	28,894
		58,364
Household Durables - 2.8%
D.R. Horton, Inc.	56,200	5,374
Garmin Ltd.	56,100	9,786
Lennar Corp. Class A	244,300	26,216
NVR, Inc. (a)	1,650	8,547
PulteGroup, Inc.	297,854	16,042
Tempur Sealy International, Inc.	780,600	34,893
Traeger, Inc. (a)	34,200	860
		101,718
Internet & Direct Marketing Retail - 1.5%
eBay, Inc.	241,900	18,563
Etsy, Inc. (a)	175,600	37,975
		56,538
Leisure Products - 0.6%
YETI Holdings, Inc. (a)	242,400	24,080
Multiline Retail - 0.6%
Dollar General Corp.	100,900	22,492
Specialty Retail - 3.1%
AutoZone, Inc. (a)	15,500	24,012
Best Buy Co., Inc.	202,900	23,640
RH (a)	35,800	25,084
Tractor Supply Co.	63,003	12,238
Victoria's Secret & Co. (a)	190,000	12,597
Williams-Sonoma, Inc.	90,100	16,822
		114,393

TOTAL CONSUMER DISCRETIONARY		433,042

CONSUMER STAPLES - 1.8%
Beverages - 0.5%
Brown-Forman Corp. Class B (non-vtg.)	293,681	20,622
Food Products - 1.1%
Bunge Ltd.	161,000	12,189
Darling Ingredients, Inc. (a)	361,900	26,962
		39,151
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	22,200	7,559

TOTAL CONSUMER STAPLES		67,332

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
PDC Energy, Inc.	477,189	19,923
FINANCIALS - 5.8%
Capital Markets - 5.5%
Ameriprise Financial, Inc.	80,000	21,833
LPL Financial	48,400	7,156
MarketAxess Holdings, Inc.	84,525	40,227
Moody's Corp.	28,000	10,662
MSCI, Inc.	152,000	96,456
Nordnet AB	571,518	10,368
S&P Global, Inc.	28,800	12,782
Tradeweb Markets, Inc. Class A	38,900	3,385
		202,869
Insurance - 0.3%
Arthur J. Gallagher & Co.	68,200	9,795

TOTAL FINANCIALS		212,664

HEALTH CARE - 23.2%
Biotechnology - 1.5%
Avid Bioservices, Inc. (a)	284,137	6,887
Horizon Therapeutics PLC (a)	312,400	33,767
Natera, Inc. (a)	134,100	15,881
		56,535
Health Care Equipment & Supplies - 10.3%
DexCom, Inc. (a)	137,131	72,600
Edwards Lifesciences Corp. (a)	95,000	11,132
IDEXX Laboratories, Inc. (a)	124,200	83,681
Intuitive Surgical, Inc. (a)	6,901	7,271
Masimo Corp. (a)	93,900	25,498
ResMed, Inc.	330,000	95,875
West Pharmaceutical Services, Inc.	183,100	82,692
		378,749
Health Care Providers & Services - 1.0%
Laboratory Corp. of America Holdings (a)	84,000	25,484
Tenet Healthcare Corp. (a)	150,000	11,303
		36,787
Health Care Technology - 1.9%
Doximity, Inc.	5,600	515
Veeva Systems, Inc. Class A (a)	214,000	71,044
		71,559
Life Sciences Tools & Services - 7.7%
10X Genomics, Inc. (a)	24,900	4,380
Agilent Technologies, Inc.	138,300	24,268
Bio-Rad Laboratories, Inc. Class A (a)	22,600	18,189
Charles River Laboratories International, Inc. (a)	233,800	103,774
Maravai LifeSciences Holdings, Inc.	63,247	3,743
Mettler-Toledo International, Inc. (a)	57,000	88,511
Stevanato Group SpA	127,600	3,159
Waters Corp. (a)	95,000	39,332
		285,356
Pharmaceuticals - 0.8%
Royalty Pharma PLC	747,600	28,895

TOTAL HEALTH CARE		857,881

INDUSTRIALS - 16.6%
Aerospace & Defense - 0.9%
TransDigm Group, Inc. (a)	55,800	33,897
Building Products - 3.7%
Builders FirstSource, Inc. (a)	345,000	18,385
Carrier Global Corp.	850,000	48,960
Fortune Brands Home & Security, Inc.	135,700	13,213
The AZEK Co., Inc. (a)	371,062	15,766
Trane Technologies PLC	119,600	23,741
Trex Co., Inc. (a)	140,000	15,366
		135,431
Commercial Services & Supplies - 2.9%
Cintas Corp.	120,000	47,492
Copart, Inc. (a)	396,624	57,241
Tetra Tech, Inc.	25,000	3,596
		108,329
Construction & Engineering - 0.5%
Quanta Services, Inc.	160,000	16,336
Electrical Equipment - 3.5%
AMETEK, Inc.	184,100	25,032
Atkore, Inc. (a)	230,000	21,337
Generac Holdings, Inc. (a)	124,300	54,317
Rockwell Automation, Inc.	87,600	28,509
		129,195
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	25,300	12,227
Machinery - 2.2%
IDEX Corp.	75,000	16,800
Otis Worldwide Corp.	380,700	35,108
Toro Co.	270,000	29,684
		81,592
Professional Services - 0.8%
Booz Allen Hamilton Holding Corp. Class A	99,000	8,109
CoStar Group, Inc. (a)	230,000	19,490
		27,599
Road & Rail - 1.8%
Old Dominion Freight Lines, Inc.	187,300	54,077
TuSimple Holdings, Inc. (a)(b)	286,000	11,972
		66,049

TOTAL INDUSTRIALS		610,655

INFORMATION TECHNOLOGY - 35.5%
Electronic Equipment & Components - 3.9%
Amphenol Corp. Class A	471,300	36,116
Keysight Technologies, Inc. (a)	278,546	49,966
Zebra Technologies Corp. Class A (a)	99,300	58,306
		144,388
IT Services - 4.7%
Adyen BV (a)(c)	1,394	4,501
EPAM Systems, Inc. (a)	177,200	112,129
GoDaddy, Inc. (a)	29,049	2,130
Okta, Inc. (a)	184,400	48,608
Twilio, Inc. Class A (a)	21,500	7,675
		175,043
Semiconductors & Semiconductor Equipment - 8.6%
Analog Devices, Inc.	44,000	7,170
ASM International NV (Netherlands)	9,306	3,611
Broadcom, Inc.	16,900	8,403
Enphase Energy, Inc. (a)	20,000	3,475
Entegris, Inc.	584,000	70,162
KLA Corp.	159,877	54,352
Lam Research Corp.	28,110	17,001
Marvell Technology, Inc.	472,000	28,882
NXP Semiconductors NV	72,300	15,554
Qorvo, Inc. (a)	295,903	55,639
Skyworks Solutions, Inc.	82,000	15,044
SolarEdge Technologies, Inc. (a)	131,000	37,961
		317,254
Software - 18.3%
Adobe, Inc. (a)	16,600	11,017
ANSYS, Inc. (a)	146,500	53,525
Atlassian Corp. PLC (a)	72,500	26,612
Cadence Design Systems, Inc. (a)	550,000	89,914
Crowdstrike Holdings, Inc. (a)	68,000	19,108
DocuSign, Inc. (a)	107,300	31,787
Duck Creek Technologies, Inc. (a)	143,733	6,702
Dynatrace, Inc. (a)	407,600	28,014
Elastic NV (a)	130,400	20,805
Fair Isaac Corp. (a)	4,800	2,207
Five9, Inc. (a)	218,000	34,494
Fortinet, Inc. (a)	282,000	88,869
HubSpot, Inc. (a)	24,782	16,963
Intuit, Inc.	20,400	11,549
Monday.com Ltd.	1,200	455
Paycom Software, Inc. (a)	78,100	38,183
Qualtrics International, Inc.	15,100	684
RingCentral, Inc. (a)	170,700	43,061
Synopsys, Inc. (a)	217,000	72,096
The Trade Desk, Inc. (a)	882,380	70,635
Zscaler, Inc. (a)	30,000	8,350
		675,030

TOTAL INFORMATION TECHNOLOGY		1,311,715

MATERIALS - 1.0%
Chemicals - 0.8%
LyondellBasell Industries NV Class A	190,700	19,137
Sherwin-Williams Co.	36,801	11,175
		30,312
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	112,000	7,105

TOTAL MATERIALS		37,417

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
SBA Communications Corp. Class A	19,500	7,000
TOTAL COMMON STOCKS
(Cost $1,860,059)		3,628,648

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.06% (d)	79,132,966	79,149
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	2,818,515	2,819
TOTAL MONEY MARKET FUNDS
(Cost $81,966)		81,968
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,942,025)		3,710,616
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(18,704)
NET ASSETS - 100%		$3,691,912

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,501,000 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$45,105	$640,942	$606,898	$20	$--	$--	$79,149	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	28,528	348,081	373,790	35	--	--	2,819	0.0%
Total	$73,633	$989,023	$980,688	$55	$--	$--	$81,968

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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